Fair Value Measurements (Details) - Schedule of Black Scholes Model for the Level 3 Warrants - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market price of public shares (in Dollars per share)	$ 10.04	$ 9.7
Risk-free rate	3.94%	1.30%
Dividend yield	0.00%	0.00%
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Volatility	0.00%	9.50%
Term to expiration (years)	5 months 1 day	5 years